Prepaid expenses (Details Textuals))	12 Months Ended
	Jun. 30, 2012	Apr. 02, 2011
Prepaid Expense [Abstract]
Annual interest rate	1.50%	6.30%
Remaining annual interest on a monthly basis	4.80%